May 01, 2021
FTVIP Class 4-61 | Franklin Allocation VIP Fund
Investment Goal
Capital appreciation. Its secondary goal is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99.02% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment goals by allocating its assets among the broad asset classes of equity and fixed income investments through a variety of investment strategies or “sleeves” managed by the investment manager or its affiliates, which include Franklin U.S. Smart Beta Equity Strategy, Franklin Growth Strategy, Templeton Foreign Strategy, Franklin International Growth Strategy, Franklin U.S. Government Securities Strategy, Franklin Rising Dividends Strategy, Franklin Investment Grade Corporate Strategy, Templeton Global Bond VIP Fund, Franklin International Core Equity Strategy, Franklin U.S. Core Equity Strategy, Franklin Emerging Market Core Equity Strategy, Franklin U.S. Core Bond Strategy and Franklin U.S. Treasury Securities Strategy. The Fund is structured as a multi-manager fund (meaning the Fund’s assets are managed by multiple sub-advisors), with the investment manager having overall responsibility for the Fund’s investments. The investment manager allocates assets among various asset classes and strategy sleeves to seek to diversify the Fund’s portfolio, to add incremental return, and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class or by changing market conditions. The investment manager may, at times, implement a risk overlay strategy, which seeks to neutralize certain market risks that may exist in the Fund primarily through the use of equity and interest rate/bond futures. Under normal market conditions, the Fund allocates approximately 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class by allocating the Fund’s assets among the various sleeves. The Fund’s asset allocation may change from time to time based on market conditions and the investment manager’s strategic and tactical asset allocation views. The Fund’s equity and fixed income investments typically will not vary by more than 5% from the stated allocations; however, appreciation and/or depreciation in the value of the Fund’s investments may cause the relative percentages to vary by more than 5%. The investment manager rebalances the Fund's portfolio to bring the Fund back to its typical allocation on a periodic basis, typically when market values deviate from target weights beyond predefined thresholds or when the manager’s view on asset classes changes. In addition, during adverse market conditions, the investment manager, in its sole discretion, may tactically manage the Fund’s risk exposure on a Fund level, which could cause the Fund’s allocations to vary by more than 5% from the stated allocations. The investment manager uses a variety of techniques to adjust the Fund’s exposure to certain asset classes to manage risk including allocating additional assets or reducing assets allocated to certain sleeves, holding additional cash and cash equivalents in the Fund’s portfolio, or using certain equity, interest rate and currency derivative instruments. The Fund may invest in securities of U.S. and foreign companies in both the equity and fixed income sleeves, although the Fund currently does not anticipate investing more than 30% of its net assets in securities of issuers domiciled outside the United States. Through its sleeves, the Fund may invest in a variety of equity securities of any capitalization size and a variety of government and corporate fixed income investments that have variable or fixed interest rates and may be of any duration or maturity. In addition, the portfolio managers of the Fund's sleeves may focus on investing in fixed income securities that could include bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; floating rate notes and mortgage-backed or asset-backed securities. The Fund may also invest a small portion of its assets in other mutual funds, which include other Franklin Templeton mutual funds, and Franklin Templeton and third-party exchange-traded funds (ETFs) (underlying funds), in order to gain exposure to certain asset classes or for tactical positioning. The Fund generally invests in investment grade debt securities, but may invest a small portion its total assets in bonds rated below investment grade. The Fund regularly uses currency-related derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations. The investment manager’s risk overlay strategy may involve investing in derivatives in an effort to provide a hedge against negative market events. When implemented, the risk overlay strategy will reduce the Fund's ability to benefit from positive market movements. In determining an optimal mix of the equity and fixed income asset classes for the Fund, the investment manager assesses changing economic, market and industry conditions. The investment manager allocates among strategy sleeves utilizing a top-down approach, generating the Fund's strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things. Allocations to the individually managed sleeves discussed below typically will not exceed 20%, but will vary with market conditions; however, under normal market conditions, no sleeve constitutes a majority of the Fund’s assets. The investment manager may select additional Franklin Templeton strategies for investment, other than those listed below, without notice to, or approval by, shareholders. Unless indicated, the individual strategy sleeves are managed by the investment manager. Franklin U.S. Smart Beta Equity Strategy. The strategy seeks long-term capital appreciation by investing substantially in U.S. equities using a proprietary, systematic model to screen, weight and select securities, starting with those in a broad-market U.S. equity index (currently the Russell 1000 Index). Franklin Growth Strategy. The strategy seeks long-term capital appreciation by investing substantially in the equity securities of companies that are leaders in their industries, and which the managers believe are suitable for a buy-and-hold strategy. Templeton Foreign Strategy. The strategy seeks long-term capital growth by investing predominantly in foreign securities which are predominantly equity securities of companies located outside of the U.S., including developing markets. Franklin International Growth Strategy. The strategy seeks capital appreciation by investing predominantly in the equity securities of mid-and large capitalization companies outside the U.S. with long-term growth potential. Franklin U.S. Government Securities Strategy. The strategy seeks income by investing substantially in Government National Mortgage Association securities (Ginnie Maes). Franklin Rising Dividends Strategy. The strategy seeks long-term capital appreciation and preservation of capital by investing primarily in equity securities of companies that the investment manager believes have a history of consistent and substantial dividend increases. The strategy may focus on companies in any capitalization range. Franklin Investment Grade Corporate Strategy. The strategy seeks as high a level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing predominantly in investment grade corporate debt securities and investments. Templeton Global Bond VIP Fund. The Fund invests directly in the Templeton Global Bond VIP Fund, which seeks current income with capital appreciation and growth of income, by investing at least 80% of its net assets in bonds of governments, government related entities and government agencies located anywhere in the world. Franklin International Core Equity Strategy. This strategy seeks capital appreciation by investing predominately in non-U.S. equity securities of any capitalization. The investible universe typically includes both growth and value companies in the MSCI EAFE index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value and momentum. Franklin U.S. Core Equity Strategy. This strategy seeks capital appreciation by investing in U.S. equity securities. The investable universe typically includes equity securities of companies in the Russell 1000 Index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value and momentum. Franklin Emerging Markets Core Equity Strategy. This strategy seeks capital appreciation by investing in equity securities of issuers located in “emerging market countries. The investable universe typically includes equity securities of companies in the MSCI Emerging Market Equity Index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value and momentum. Franklin U.S. Core Bond Strategy. This strategy seeks total return by investing substantially in bonds of U.S. issuers, including government, corporate debt, mortgage-backed and asset-backed securities. The strategy focuses predominately on investment grade debt securities and is generally expected to have sector, credit and duration exposures comparable to the Bloomberg Barclays U.S. Aggregate Bond Index. Franklin U.S. Treasury Securities Strategy. This strategy seeks income by investing in direct obligations of the U.S. Treasury of any maturity and investments that provide exposure to direct obligations of the U.S. Treasury.
Principal Risks
You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance. Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund. Management and Asset Allocation The Fund is actively managed and could experience losses if the investment manager’s or sub-advisors’ judgment about markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values, liquidity, effectiveness or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. The investment manager’s allocation of Fund assets among different asset classes and strategy sleeves may not prove beneficial in light of subsequent market events. There can be no guarantee that these techniques or the investment manager’s or sub-advisors’ investment decisions will produce the desired results. The investment manager and sub-advisors may use modeling systems to implement one or more investment strategies for the Fund. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate. They may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction). Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries. Currency Management Strategies Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns. Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes. Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security. Mortgage Securities and Asset-Backed Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks. Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall. Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Floating Rate Corporate Investments Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. Investing in Underlying Investment Companies To the extent the Fund invests in underlying investment companies, including ETFs, the Fund’s performance is related to the performance of the underlying investment companies held by it. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies and such investments may be more costly than if the Fund had owned the underlying securities directly. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs. Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile. High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value. LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. Portfolio Turnover The investment manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. Because of the nature of portfolio investments held by the Fund, the Fund's turnover rate may exceed 100% per year. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities. High turnover may increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2019, the Fund’s investment strategies changed. The performance below prior to May 1, 2019 is attributable to the Fund’s performance before the strategy changes. The inclusion of the Bloomberg Barclays U.S. Aggregate Index shows how the Fund’s performance compares to a group of securities in a leading bond index. The inclusion of the MSCI World ex-US Index shows how the Fund's performance compares to a group of securities in a leading international equity index. The Linked Allocation VIP Fund Index, which is comprised of 40% S&P 500® Index, 40% Bloomberg Barclays U.S. Aggregate Index and 20% MSCI World ex-US Index-NR, is included to show the Fund’s performance against its benchmarks in a way that corresponds to the Fund’s asset allocation. Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.
Annual Total Returns
Average Annual Total Returns For the periods ended December 31, 2020
No one index is representative of the Fund's portfolio.